Victory Small Cap Stock Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
S&P SmallCap 600 Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.02%	7.31%	9.81%
Lipper Small-Cap Core Funds Index reflects no deduction for taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.14%	7.92%	9.63%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	9.24%	5.01%	9.03%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.45%	2.08%	6.01%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.80%	3.30%	6.29%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	9.33%	5.09%	9.14%